Stockholders' Deficit (Details Textual 2)			1 Months Ended	12 Months Ended
	Dec. 23, 2013 $ / warrant	Aug. 15, 2011 USD ($) $ / shares shares	Dec. 21, 2012 $ / warrant	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 $ / shares shares	Dec. 31, 2012 $ / shares shares	Dec. 31, 2011 $ / shares shares	Dec. 31, 2010 $ / shares shares	Dec. 31, 2009 USD ($) $ / shares $ / warrant shares	Dec. 31, 2008 $ / shares
Class of Warrant or Right [Line Items]
Exercise price of warrants | $ / shares										$ 1.05
Reduction in exercise price of warrants | $ / warrant			62.50
Warrant
Class of Warrant or Right [Line Items]
Term of callable warrants										5 years
Number of common stock called by warrants										10,640
Warrants issued										10,640
Exercise price of warrants | $ / shares				$ 35.00	$ 35.00	$ 35.00	$ 35.00	$ 35.00	$ 25.00	$ 25.00	$ 25.00
Value of warrants | $										$ 50,000
Warrant | 2009 Private Placement
Class of Warrant or Right [Line Items]
Number of common stock called by warrants										10,640
Exercise price of warrants | $ / shares										$ 312.50
Reduction in exercise price of warrants | $ / warrant	0.10									262.50
Extended warrant expiration				Expiration date of the 2009 Warrants from December 31, 2014 to December 31, 2016.
Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Number of common stock called by warrants										2,901
Warrants issued										2,901
Exercise price of warrants | $ / shares										$ 262.50
Public Relations Services
Class of Warrant or Right [Line Items]
Term of callable warrants		5 years
Warrants issued		1,600
Exercise price of warrants | $ / shares		$ 0.50
Value of warrants | $		$ 59,534